FORM 24F-2
[As adopted in Release No. IC-21332, September 1, 1995, effective October 10, 1995, 60F.R. 47041.]

           Annual Notice of Securities Sold Pursuant to Rule 24F-2
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 24F-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                          Please print or type.


1.	Name and address of issuer:	Federal Kemper Life Assurance Company
		                         				FKLA Variable Separate Account
                               1 Kemper Drive, Long Grove, IL 60049
________________________________________________________________________________
2.	Name of each series or class of funds for which this notice is filed:
   KINF Money Market, KINF	Government Securities, KINF High Yield, KINF Growth,
   KINF Small Cap Growth, KINF	International, KINF Total Return, Janus
   Aggressive Growth, Janus Growth, Janus Worldwide Growth, Warburg Small
   Company Growth, Warburg Post-Venture Capital, Warburg International	Equity,
   Fidelity Equity-Income, Fidelity Growth, Fidelity Asset Manager:  Growth	and
   Fidelity Investment Grade Bond.
________________________________________________________________________________
3.	Investment Company Act File Number:				811-8592

   Securities Act File Number:				       	33-79808
________________________________________________________________________________
4.	Last day of fiscal year for which this notice is filed:		December 31, 1996
________________________________________________________________________________
5.	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:                                              						N/A	[   ]
________________________________________________________________________________
6.	Date of termination of issuer's declaration under rule 24f-2(a)(1), if
   applicable (see Instruction A.6):                    											N/A
________________________________________________________________________________
7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
   fiscal year:                                               					-0-
________________________________________________________________________________
8.	Number and amount of securities registered during the fiscal year other than
   pursuant to rule 24f-2:                              											-0-
________________________________________________________________________________
9.	Number and aggregate sale price of securities sold during the fiscal year:
			                                                  							  	  		-0-
                                                                   -0-
________________________________________________________________________________

10.	Number and aggregate sale price of securities sold during the fiscal year in
    reliance upon registration pursuant to rule 24f-2:      							-0-
                                                                   -0-
________________________________________________________________________________
11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
    Instruction B.7):                                          				-0-
________________________________________________________________________________
12.	Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in
        reliance on rule 24f-2 (from	Item 10):
													                                                      -0-

   (ii)	Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
												                                                     +	-0-

  (iii)	Aggregate price of shares redeemed or repurchased during the fiscal year
        (if applicable):

                                                     												-	-0-

   (iv)	Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
	                                             											        +	-0-

    (v)	Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
								                                                      					-0-

   (vi)	Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
											                                                 	x   1/3300

  (vii)	Fee due [line (i) or line (v) multiplied by line (vi)]:
													                                                      -0-

Instruction:	Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
________________________________________________________________________________
13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).														                         [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
			                                                         								   N/A
________________________________________________________________________________

                                 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*			     /s/ Robert A. Daniel
                                 Robert A. Daniel
                                 Controller and Treasurer


Date 02/27/97      *Please print the name and title of the signing officer below the signature.